Form N-1A Supplement	Aug. 29, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement Dated August 29, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective August 28, 2025.